February 3, 2009
Division of Corporate Finance Securities and Exchange Commission Washington, D.C. 20549 United States
Attn:	Mr. H Christopher Owings Assistant Director
Dear Mr. Owings,
Re:	Oakridge International Corporation (the "Company" or "Oakridge")Registration Statement on Form S-1File No. 333-152312

We refer to your letter dated January 29, 2009 in regard to the comments on our Form S-1/A no.3 filed on January 15, 2009. We hereby submit our replies below together with the relevant pages of our marked up copy of our S-1/A No. 4 for your easy reference.

Also, please note that we have filed the edgarized Form S-1/A (Amendment #4) with the SEC today.
Comment 1 Management's Discussion and Analysis of Financial condition and Results of Operations

Please refer to page 35 of the Amendment No. 4 to Registration Statement on Form S-1. We have removed the disclosure refers to the quarterly report on Form 10-Q under the sub-headings "Forward-Looking Statements" and "Critical Accounting Policy and Estimates" as advised in your letter.

Comment 2 Management's Discussion and Analysis of Financial condition and Results of Operations

Please refer to page 36 of the Amendment No. 4 to Registration Statement on Form S-1. We have amended the disclosure in the last paragraph on this page to be consistent to the disclosures previously stated in the last sentence on page 23, and the last sentence in the first paragraph under sub-headings "Hong Kong Trading and Recycle Operation" on page 28.

Suite 1609, Jie Yang Building, 271 Lockhart Road, Wanchai, Hong Kong Tel: +206 424-7587 Fax: +702 948-5779

Comment 3
Please refer to Exhibit 23.1 for the updated consent from our auditors.
For and on behalf of Oakridge International Corporation /s/ Sau Shan KU ________________________________ Sau Shan KU President

c.c.	Ms. Blair F. Petrillo, Attorney-Advisor Ms. Ellie Bavaria, Special Counsel

Suite 1609, Jie Yang Building, 271 Lockhart Road, Wanchai, Hong Kong Tel: +206 424-7587 Fax: +702 948-5779